Aggregate Maturities of Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Debt Disclosure [Line Items]
2014	¥ 7,884
2015	6,889
2016	3,442
2017	1,601
2018 and thereafter	1,381
Long-term debt (Notes 4 and 10)	¥ 21,197	¥ 24,538